Stock-based Compensation - Additional Information (Details) - Sarcos Corp and Subsidiaries - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock awards, weighted average grant date fair value	$ 45.05		$ 6.29	$ 6.02
Stock-based compensation expense	$ 392	$ 374	$ 773	$ 637
Weighted average fair value, granted	$ 45.05		$ 6.29	$ 6.02
Stock based compensation	$ 392	$ 374	$ 773	$ 637
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 10,838		$ 1,739	$ 1,635
Period for recognition of unrecognized compensation cost related to non-vested stock awards	3 years 2 months 12 days		2 years 1 month 17 days	2 years 2 months 8 days
Stock based compensation	$ 10,838		$ 1,739	$ 1,635
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Receivable by holders of common stock			50.00%
Minimum | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock awards, weighted average grant date fair value	$ 45.05		$ 6.33	$ 6.02
Weighted average fair value, granted	$ 45.05		$ 6.33	$ 6.02
Two Thousand Fifteen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total number of shares	3,180,714		3,180,714
Stock - based compensation exercisable period	10 years		10 years
Two Thousand Fifteen Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years		3 years
Two Thousand Fifteen Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	5 years		5 years